Portfolio of Investments
Columbia Global Infrastructure Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Australia 8.3%
Sydney Airport	705,557	3,924,388
Transurban Group	955,988	9,965,004
Total		13,889,392
Brazil 0.3%
Rumo SA(a)	85,200	461,153
Canada 10.2%
Canadian Pacific Railway Ltd.	19,974	5,309,289
Enbridge, Inc.	103,072	4,191,938
Suncor Energy, Inc.	40,701	1,245,044
TC Energy Corp.	115,374	6,326,652
Total		17,072,923
China 0.9%
Shenzhen International Holdings Ltd.	739,800	1,477,793
Denmark 1.7%
Ørsted A/S	25,960	2,831,503
France 6.4%
Aeroports de Paris	17,180	3,250,463
Eiffage SA	32,057	3,715,848
VINCI SA	33,363	3,696,257
Total		10,662,568
Germany 5.2%
Deutsche Telekom AG, Registered Shares	209,848	3,398,656
Fraport AG Frankfurt Airport Services Worldwide	51,666	3,842,761
KION Group AG	22,265	1,393,608
Total		8,635,025
Ireland 1.9%
Ingersoll-Rand PLC	13,425	1,788,613
Kingspan Group PLC	23,300	1,438,043
Total		3,226,656
Italy 7.4%
Atlantia SpA	117,241	2,876,875
Enel SpA	723,744	6,308,384
Infrastrutture Wireless Italiane SpA	299,892	3,118,079
Total		12,303,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 1.7%
Grupo Aeroportuario del Centro Norte SAB de CV	146,300	1,113,384
Infraestructura Energetica Nova SAB de CV	369,500	1,736,477
Total		2,849,861
Spain 6.7%
Cellnex Telecom SA	60,781	3,022,954
Iberdrola SA	737,971	8,074,393
Total		11,097,347
United Kingdom 5.0%
Severn Trent PLC	143,083	4,872,791
Vodafone Group PLC	1,778,800	3,494,844
Total		8,367,635
United States 40.8%
Albemarle Corp.	15,498	1,244,180
Ameren Corp.	74,722	6,130,940
American Electric Power Co., Inc.	68,809	7,171,274
American Tower Corp.	9,032	2,093,076
Badger Meter, Inc.	18,874	1,114,699
Cheniere Energy, Inc.(a)	23,643	1,400,611
DTE Energy Co.	40,538	5,375,744
Equinix, Inc.	4,214	2,485,122
Honeywell International, Inc.	18,311	3,171,831
Kinder Morgan, Inc.	100,100	2,089,087
Martin Marietta Materials, Inc.	5,300	1,398,140
Medical Properties Trust, Inc.	83,700	1,853,955
NextEra Energy, Inc.	27,656	7,417,339
NiSource, Inc.	117,192	3,434,898
Northrop Grumman Corp.	6,940	2,599,516
Pinnacle West Capital Corp.	29,501	2,881,953
ProLogis, Inc.	17,500	1,625,400
Quanta Services, Inc.	46,900	1,836,135
SBA Communications Corp.	5,300	1,322,668
Vulcan Materials Co.	8,651	1,225,241
Williams Companies, Inc. (The)	84,026	1,738,498
Xcel Energy, Inc.	97,644	6,755,988
Columbia Global Infrastructure Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Infrastructure Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Xylem, Inc.	19,976	1,631,240
Total		67,997,535
Total Common Stocks (Cost $124,721,856)		160,872,729

Convertible Preferred Stocks 1.7%
Issuer		Shares	Value ($)
United States 1.7%
Broadcom, Inc.	8.000%	2,500	2,888,300
Total Convertible Preferred Stocks (Cost $2,530,824)			2,888,300

Limited Partnerships 0.6%
Issuer	Shares	Value ($)
United States 0.6%
Fortress Transportation & Infrastructure Investors LLC	47,546	911,932
Total Limited Partnerships (Cost $749,769)		911,932

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(b),(c)	1,263,822	1,263,822
Total Money Market Funds (Cost $1,263,729)		1,263,822
Total Investments in Securities (Cost $129,266,178)		165,936,783
Other Assets & Liabilities, Net		693,978
Net Assets		$166,630,761

Investments in derivatives
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	6,918,745	28,141,340	(33,796,263)	1,263,822	81	93	59,144	1,263,822
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Global Infrastructure Fund | Quarterly Report 2020